Summary of Significant Accounting Policies - Pending Merger (Details) (USD $)	0 Months Ended
	Mar. 09, 2015 item	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Total assets		$ 808,906,000	$ 802,286,000	$ 664,971,000
Total loans		609,439,000	597,278,000	490,158,000
Total deposits		668,255,000	638,743,000	573,938,000
IBT
Business Combinations [Abstract]
Number of banking location in the Dallas metropolitan area.	2
Total assets			121,000,000
Total loans			99,000,000
Total deposits			104,000,000
Number of common stock issues	1,185,185
Payments in cash	$ 4,000,000,000